Lease Obligations	12 Months Ended
Dec. 31, 2020
Lease Obligations
Lease Obligations

Note 6 – Lease Obligations

Lease obligations at December 31, 2020 and 2019 consisted of the following:

	2020	2019

Lease obligations	$2,352,878	$2,400,565
Less current portion	(1,426,425)	(1,416,446)
Long-term portion	$926,453	$984,119

A rollforward of lease obligations from December 31, 2018 to December 31, 2020 is below:

Lease obligations, December 31, 2018	$3,790,147
New lease obligations	1,159,470
Disposal of leased vehicles	(769,009)
Payments on lease obligations	(1,780,043)
Lease obligations, December 31, 2019	2,400,565
New lease obligations	3,705,417
Disposal of leased vehicles	(975,215)
Lease obligation converted to note payable	(355,438)
Payments on lease obligations	(2,422,451)
Lease obligations, December 31, 2020	$2,352,878

Future payments under lease obligations are as follows:

Years ending December 31,
2021	$1,531,108
2022	769,619
2023	210,219
Total payments	2,510,946
Amount representing interest	(158,068)
Lease obligation, net	$2,352,878